Accounts receivable, net - Schedule of Receivables (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable, gross		€ 3,023.0	€ 4,477.5
Allowance for credit losses		0.0	0.0
Accounts receivable, net	[1]	€ 3,023.0	€ 4,477.5

[1]	Accounts receivable includes amounts with related parties of €1.1 million and €70.8 million at December 31, 2025 and 2024, respectively.